SUBSEQUENT EVENTS (Details)							1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 06, 2024 USD ($)	Feb. 23, 2024 USD ($)	Dec. 15, 2023 USD ($)	Sep. 19, 2023 USD ($)	Apr. 21, 2023 USD ($) item	Jan. 01, 2023 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 01, 2023
Subsequent Event [Line Items]
Number of warrants issued | shares										5,451,590
Exercise Price (in dollar per share) | $ / shares										$ 5.00
Subsequent event
Subsequent Event [Line Items]
Litigation Settlement, Amount Awarded from Other Party			$ 999,750
Note bearing interest											2.00%
Litigation settlement, expense				$ 2,865,000
Litigation settlement			1,865,250
Litigation Settlement, awarded from other party			999,750
Loss contingency damages paid value	$ 2,865,000		$ 2,865,000
EBITDA		$ 20					$ 22,500,000	$ 20
Subsequent event | ATES Enterprises, LLC
Subsequent Event [Line Items]
Loss contingency damages sought value									$ 750,000
Litigation settlement, expense									400,000
Gain (Loss) related to litigation settlement									400,000
Series C Preferred Stock
Subsequent Event [Line Items]
Fair value of non-controlling interest										$ 3,733,792
Fair value of warrants										966,208
Adjustment of Preferred Shares to Redemption Value										$ 966,208
GH Group | Private placement financing
Subsequent Event [Line Items]
Number of shares issued | shares										4,700
GH Group | Series C Preferred Stock
Subsequent Event [Line Items]
Value of shares issued										$ 4,700,000
Number of warrants issued | shares						60,000				940,000
Exercise Price (in dollar per share) | $ / shares						$ 5.00				$ 5.00
Fair value of non-controlling interest						$ 215,826
Fair value of warrants						$ 84,174
Adjustment of Preferred Shares to Redemption Value									$ 84,174
Issuance for Shares Payable - Plus Business Acquisition (in shares) | shares									1,300,006
Issuance for Shares Payable - Plus Business Acquisition									$ 4,446,000
GH Group | Series C Preferred Stock | Private placement financing | Subsequent event
Subsequent Event [Line Items]
Number of shares issued | shares						300
Value of shares issued						$ 300,000
GH Group | Series D Preferred Stock | Subsequent event
Subsequent Event [Line Items]
Number of shares issued | shares									15,000
Value of shares issued									$ 15,000,000
Number of warrants issued | shares									3,000,000
Exercise Price (in dollar per share) | $ / shares									$ 6.00
Fair value of non-controlling interest									$ 6,974,262
Fair value of warrants									$ 5,709,193
Subordinated promissory note
Subsequent Event [Line Items]
Note bearing interest										8.00%
NHC Turklock LLC | Subsequent event
Subsequent Event [Line Items]
Number of multiplying factor to the EBITDA | item					24
Consideration in deferred equity shares					80.00%
Consideration in long term debt					20.00%
Purchase price					$ 1,578,428
Inventory					250,000
Intangible Assets					$ 1,328,428
NHC Turklock LLC | Subordinated promissory note
Subsequent Event [Line Items]
Note bearing interest					8.00%
Maturing period					4 years